UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

FORM N-Q

ITEM 1. SCHEDULES OF INVESTMENTS.

Schedule of Investments (unaudited)
Seligman Emerging Markets Fund
July 31, 2005
	Shares		Value
Common Stocks 95.2%
Argentina 1.6%
Grupo Financiero Galicia (ADR) (Commercial Banks)	79,400		$689,192
Telecom Argentina Stet France Telecom (ADR) (Diversified Telecommunication Services)	40,000		504,000
			1,193,192
Austria 0.5%
Erste Bank Der Oesterreichischen Spark (Commercial Banks)	6,424		327,209

Brazil 9.0%
Aracruz Celulose (ADR) (Paper and Forest Products)	17,700		658,617
Companhia de Concessoes Rodoviarias "CCR"* (Transportation Infrastructure)	18,800		421,977
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	64,079		2,086,412
CPFL Energia (ADR) (Electric Utilities)	23,700		638,004
Gol Linhas Aereas Inteligent (Airlines)	18,900		561,330
Petroleo Brasileiro "Petrobras" (ADR) (Oil, Gas and Consumable Fuels)	43,000		2,260,510
			6,626,850
China 8.0%
Beijing Capital International Airport (Transportation Infrastructure)	1,486,000		613,673
China Mobile (ADR) (Wireless Telecommunication Services)	57,800		1,165,826
China Petroleum and Chemical "Sinopec" (ADR) (Oil, Gas and Consumable Fuels)	24,100		1,046,181
CNOOC (ADR) (Oil, Gas and Consumable Fuels)	12,000		837,720
Comba Telecom Systems Holdings (Communications Equipment)	424,000		149,372
Giordano International (Specialty Retail)	790,000		592,905
Golden Meditech (Health Care Equipment and Supplies)	1,700,000		294,785
Li & Fung (Distributors)	333,100		697,164
Solomon Systech International (Semiconductors and Semiconductor Equipment)	1,746,000		551,968
			5,949,594
Czech Republic 0.6%
Zentiva* (Pharmaceuticals)	8,434		309,161
Zentiva*† (Pharmaceuticals)	4,200		153,958
			463,119
Egypt 2.1%
Commercial International Bank (Commercial Banks)	56,868		471,735
Orascom Construction Industries (Construction and Engineering)	12,342		369,193
Orascom Telecommunications (Wireless Telecommunication Services)	7,075		707,848
			1,548,776
Hungary 3.2%
MOL Magyar Olaj (Oil, Gas and Consumable Fuels)	8,895		889,858
OTP Bank (GDR) (Commercial Banks)	38,937		1,461,497
			2,351,355
India 6.3%
Bharti Tele-Ventures* (Wireless Telecommunication Services)	172,500		1,123,562
Dr. Reddy's Laboratories (ADR)* (Pharmaceuticals)	38,500		728,035
Infosys Technologies (IT Services)	16,200		844,902
Reliance Industries (GDR) (Chemicals)	16,451		530,545
State Bank of India (GDR) (Commercial Banks)	13,468		630,201
Tata Motors (ADR)* (Machinery)	71,700		813,795
			4,671,040
Indonesia 1.6%
PT Indocement Tunggal Prakarsa* (Construction Materials)	1,157,500		423,371
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	33,500		774,855
			1,198,226
Israel 3.0%
Bank Hapoalim (Commercial Banks)	148,422		498,719
Orbotech* (Electronic Equipment and Instruments)	17,400		430,564
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	42,100		1,322,150
			2,251,433
Malaysia 2.6%
Astro All Asia Networks* (Media)	625,900		959,445
Tenaga Nasional (Electric Utilities)	324,400		959,097
			1,918,542
Mexico 7.8%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	94,900		2,112,474
Fomento Economico Mexicano (ADR) (Beverages)	13,800		897,000
GEO (Series B)* (Household Durables)	165,500		457,957
Grupo Televisa (ADR) (Media)	9,000		593,730
Telefonos de Mexico (Class L) (ADR) (Diversified Telecommunication Services)	40,200		774,654
Urbi Dessarrollos Urbanos* (Household Durables)	38,600		240,715
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	151,600		678,085
			5,754,615
Peru 0.6%
Compania de Minas Buenaventura (Class B) (ADR) (Metals and Mining)	19,600		461,188

Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski* (Commercial Banks)	89,500		744,560

Russia 4.3%
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	47,100		1,947,585
MMC Norilsk Nickel (ADR) (Metals and Mining)	7,100		489,900
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	20,200		716,292
			3,153,777
South Africa 7.4%
African Rainbow Minerals* (Metals and Mining)	106,067		540,597
AngloGold Ashanti (Metals and Mining)	4,600		158,148
AngloGold Ashanti (ADR) (Metals and Mining)	7,392		254,757
Investec (Capital Markets)	15,208		483,903
Liberty Group* (Insurance)	37,538		357,979
Lonmin (Metals and Mining)	24,480		491,648
Sasol (Oil, Gas and Consumable Fuels)	34,584		1,038,685
Standard Bank Group (Commercial Banks)	94,174		1,012,236
Telekom South Africa* (Diversified Telecommunication Services)	28,529		545,808
Truworths International (Specialty Retail)	210,715		602,459
			5,486,220
South Korea 18.2%
Hanwha Chemical (Chemicals)	62,000		744,755
Hyundai Mobis (Auto Components)	14,440		1,053,956
Industrial Bank of Korea (Commercial Banks)	22,650		248,925
Kia Motors (Automobiles)	34,700		528,590
Kookmin Bank (Commercial Banks)	24,460		1,296,184
LG Household and Health Care (Household Products)	9,500		454,729
LG.Philips LCD* (Electronic Equipment and Instruments)	23,860		1,105,003
Samsung Electronics* (Semiconductors and Semiconductor Equipment)	8,966		4,928,712
Samsung Securities (Capital Markets)	28,940		909,887
Shinsegae (Food and Staples Retailing)	3,141		1,115,422
SK (Oil, Gas and Consumable Fuels)	5,440		268,081
Sumsung Fire & Marine Insurance (Insurance)	8,940		809,425
			13,463,669
Taiwan 11.4%
Asustek Computer (Computers and Peripherals)	216,700		600,942
AU Optronics (ADR) (Electronic Equipment and Instruments)	109,545		1,737,384
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	621,000		912,660
Eva Airways (Airlines)	1,034,000		487,139
Hon Hai Precision Industry (Electronic Equipment and Instruments)	190,000		1,066,908
Quanta Computer (Computers and Peripherals)	560,483		1,031,064
Taiwan Mobile (Wireless Telecommunication Services)	435,000		430,167
Taiwan Semiconductor Manufacturing* (Semiconductors and Semiconductor Equipment)	546,416		911,870
Taiwan Semiconductor Manufacturing (ADR)* (Semiconductors and Semiconductor Equipment)	81,225		697,721
Yuanta Core Pacific Securities (Capital Markets)	760,541		554,805
			8,430,660
Thailand 2.4%
Banpu (Oil, Gas and Consumable Fuels)	202,700		719,933
PTT Public Company (Oil, Gas and Consumable Fuels)	77,500		431,485
Thai Olefins (Chemicals)	424,400		585,625
True (Rights)* (Diversified Telecommunication Services)	170,524		5,842
			1,742,885
Turkey 2.5%
Cimsa Cimento Sanayi ve Ticaret (Construction Materials)	11,886		68,436
Petrol Ofisi* (Oil, Gas and Consumable Fuels)	191,387		685,705
Tupras-Turkiye Petrol Rafinerileri (Oil, Gas and Consumable Fuels)	37,789		552,248
Turkeye Is Bankasi* (Commercial Banks)	98,498		557,543
			1,863,932
United States 1.1%
Amdocs* (Software)	16,200		480,978
Central European Media Enterprises* (Media)	6,800		328,270
			809,248
Total Common Stocks			70,410,090
Preferred Stocks 1.7%
Brazil 1.7%
Companhia Energetica de Minas Gerais "CEMIG" (Electric Utilities)	15,500,000		502,776
Petroleo Brasileiro "Petrobras" (ADR)* (Oil, Gas and Consumable Fuels)	17,300		789,512
			1,292,288
Total Investments 96.9%			71,702,378
Other Assets Less Liabilities 3.1%			2,264,563
Net Assets 100.0%			$73,966,941

Seligman Global Growth Fund
July 31, 2005
	Shares		Value
Common Stocks 99.6%
Belgium 1.0%
SES Global (FDR) (Media)	31,634		$496,138

Brazil 1.0%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	15,500		504,680

Canada 3.8%
EnCana (Oil, Gas and Consumable Fuels)	14,400		592,893
Petro-Canada (Oil, Gas and Consumable Fuels)	12,400		890,498
Talisman Energy (Oil, Gas and Consumable Fuels)	10,200		446,760
			1,930,151
France 4.1%
AXA (Insurance)	20,365		554,758
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	6,227		516,380
Vivendi Universal (Media)	31,987		1,015,005
			2,086,143
Germany 5.1%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	3,954		714,837
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	25,695		676,247
Merck KGaA (Pharmaceuticals)	9,534		849,132
Siemens (Industrial Conglomerates)	4,798		369,788
			2,610,004
Hong Kong 1.6%
Esprit Holdings (Specialty Retail)	112,000		831,600

Ireland 0.8%
Ryanair Holdings (ADR)* (Airlines)	9,100		426,426

Israel 0.4%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	6,400		200,992

Italy 0.9%
Eni (Oil, Gas and Consumable Fuels)	16,188		459,236

Japan 5.1%
Eisai (Pharmaceuticals)	15,200		516,244
Japan Tobacco (Tobacco)	40		569,976
Matsushita Electric Industrial (Household Durables)	24,000		390,075
Mitsubishi Tokyo Financial Group (Commercial Banks)	82		689,194
Nippon Electric Glass (Electronic Equipment and Instruments)	31,000		463,826
			2,629,315
Mexico 1.4%
Grupo Televisa (ADR) (Media)	11,300		745,461

Netherlands 3.3%
Koninklijke Ahold* (Food and Staples Retailing)	190,458		1,674,891

South Korea 1.8%
LG.Philips LCD* (Electronic Equipment and Instruments)	20,110		931,333

Spain 1.0%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	29,666		499,177

Sweden 1.0%
Telefonaktiebolaget LM Ericsson (B shares)* (Communications Equipment)	151,000		519,153

Switzerland 8.1%
Credit Suisse Group (Commercial Banks)	20,654		863,717
Roche Holding (Pharmaceuticals)	8,886		1,207,779
Swatch Group (Class B) (Textiles, Apparel and Luxury Goods)	3,605		516,593
UBS* (Capital Markets)	10,380		852,326
Zurich Financial Services (Insurance)	4,135		733,739
			4,174,154
Taiwan 5.0%
AU Optronics (ADR) (Electronic Equipment and Instruments)	105,911		1,679,748
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	509,000		748,058
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	16,249		139,579
			2,567,385
United Kingdom 8.5%
AstraZeneca (Pharmaceuticals)	15,286		692,195
Aviva (Insurance)	16,149		185,330
Carphone Warehouse Group (Specialty Retail)	270,087		870,467
EMI Group (Media)	290,317		1,230,972
Standard Chartered (Commercial Banks)	52,111		1,015,494
Vodafone Group (Wireless Telecommunication Services)	132,164		339,938
			4,334,396
United States 45.7%
Aetna (Health Care Providers and Services)	3,000		232,200
AFLAC (Insurance)	5,500		248,050
Altria Group (Tobacco)	10,900		729,864
American International Group (Insurance)	9,300		559,860
Amgen* (Biotechnology)	13,100		1,044,791
Baxter International (Health Care Equipment and Supplies)	24,200		950,334
Best Buy (Specialty Retail)	13,600		1,041,760
Boeing (Aerospace and Defense)	9,300		613,893
Capital One Financial (Consumer Finance)	6,000		495,000
Chicago Mercantile Exchange Holdings (Diversified Financial Services)	2,000		602,100
Cisco Systems* (Communications Equipment)	46,000		880,440
Citigroup (Diversified Financial Services)	4,300		187,050
ConocoPhillips (Oil, Gas and Consumable Fuels)	9,000		563,310
Corning* (Communications Equipment)	77,500		1,476,375
Countrywide Financial (Thrifts and Mortgage Finance)	21,400		770,400
D.R. Horton (Household Durables)	25,500		1,047,540
Dell* (Computers and Peripherals)	10,000		404,550
Electronic Arts* (Software)	6,400		368,672
Genentech* (Biotechnology)	8,600		768,238
General Dynamics (Aerospace and Defense)	5,700		656,583
Getty Images* (Media)	2,600		209,950
Gilead Sciences* (Biotechnology)	5,900		264,349
Goldman Sachs Group (Capital Markets)	1,600		171,968
Google (Class A)* (Internet Software and Services)	3,400		978,129
Halliburton (Energy Equipment and Services)	14,700		823,935
IVAX (Pharmaceuticals)	43,450		1,107,106
Motorola (Communications Equipment)	23,000		487,140
Noble (Energy Equipment and Services)	7,700		517,286
Pixar* (Media)	14,800		636,326
Procter & Gamble (Household Products)	19,900		1,107,037
Schering-Plough (Pharmaceuticals)	13,300		276,906
Sirius Satellite Radio (Media)	112,700		768,051
Starwood Hotels & Resorts Worldwide (Hotels, Restaurants and Leisure)	12,500		791,500
Transocean (Energy Equipment and Services)	8,900		502,226
Valero Energy (Oil, Gas and Consumable Fuels)	8,500		703,630
Warner Music Group* (Media)	25,300		395,945
			23,382,494
Total Investments 99.6%			51,003,129
Other Assets Less Liabilities 0.4%			188,648
Net Assets 100.0%			$51,191,777

Seligman Global Smaller Companies Fund
July 31, 2005
	Shares or Warrants		Value
Common Stocks and Warrants 98.8%
Australia 3.7%
Adsteam Marine (Transportation Infrastructure)	551,734	shs.	$864,496
Aquarius Platinum (Metals and Mining)	51,830		286,561
AWB (Food and Staples Retailing)	198,637		730,053
Harvey Norman Holdings (Multiline Retail)	245,000		503,367
Leighton Holdings (Construction and Engineering)	92,020		877,688
McGuigan Simeon Wines (Beverages)	133,342		405,903
Minara Resources (Metals and Mining)	124,572		176,383
Mirvac Group (Real Estate)	157,900		455,693
MYOB* (Software)	808,533		693,381
PaperlinX (Paper and Forest Products)	445,730		1,190,348
Roc Oil* (Oil, Gas and Consumable Fuels)	203,700		363,175
STW Communications Group (Media)	368,229		860,841
			7,407,889
Canada 7.4%
Canaccord Capital (Capital Markets)	104,400		817,621
Deer Creek Energy*† (Oil, Gas and Consumable Fuels)	81,000		1,189,427
Dundee Real Estate Investment Trust (Real Estate)	41,500		949,645
Dundee Wealth Management* (Capital Markets)	26,500		216,185
Dundee Wealth Management*† (Capital Markets)	75,200		613,477
First Quantum Minerals* (Metals and Mining)	65,500		1,416,014
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	34,000		997,560
GMP Capital+A351 (Capital Markets)	30,437		704,932
Grande Cache Coal* (Metals and Mining)	142,300		1,300,179
OPTI Canada (Oil, Gas and Consumable Fuels)	57,000		1,376,407
Railpower Technologies* (Machinery)	100,000		477,239
Railpower Technologies*† (Machinery)	87,300		416,630
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	27,000		1,046,520
UTS Energy† (Oil, Gas and Consumable Fuels)	560,900		1,610,677
Western Oil Sands (Class A)* (Oil, Gas and Consumable Fuels)	67,473		1,568,756
			14,701,269
China 1.0%
Beijing Capital International Airport (Class H) (Transportation Infrastructure)	1,285,500		530,872
China Oilfield Services (Energy Equipment and Services)	1,621,400		611,390
COSCO Holdings* (Marine)	802,500		392,211
PICC Property & Casualty (Insurance)	254,000		62,736
Sinotrans (Class H) (Air Freight and Logistics)	1,296,700		398,268
			1,995,477
Denmark 0.6%
Carlsberg (Class B) (Beverages)	21,187		1,132,370

Finland 0.3%
M-real (B shares) (Paper and Forest Products)	123,900		691,978

France 3.2%
Alstom* (Electrical Equipment)	1,557,619		1,586,895
Bacou-Dalloz (Commercial Services and Supplies)	7,726		699,033
bioMerieux* (Health Care Equipment and Supplies)	17,377		852,764
Cegedim (Health Care Providers and Services)	6,400		502,694
Clarins (Personal Products)	4,632		298,262
NRJ Group (Media)	40,221		873,594
Rhodia* (Chemicals)	206,837		407,172
Saft Groupe* (Electrical Equipment)	9,908		340,093
Saft Groupe*† (Electrical Equipment)	11,700		401,603
Soitec (Semiconductors and Semiconductor Equipment)	29,540		393,694
Unilog (IT Services)	502		37,474
			6,393,278
Germany 3.3%
Comdirect Bank (Commercial Banks)	63,696		532,256
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	41,647		631,118
Gea Group (Chemicals)	70,122		947,881
Heidelberger Druckmaschinen (Machinery)	19,401		648,250
KarstadtQuelle (Multiline Retail)	45,403		621,192
Kontron* (Semiconductors and Semiconductor Equipment)	47,732		371,995
MLP (Capital Markets)	26,893		527,416
MTU Aero Engines Holdings (Aerospace and Defense)	20,400		640,848
MTU Aero Engines Holdings† (Aerospace and Defense)	37,300		1,171,747
SGL Carbon* (Electrical Equipment)	31,472		433,237
			6,525,940
Greece 1.0%
Aktor (Construction and Engineering)	203,072		796,853
Aries Maritime Transport* (Marine)	77,000		1,146,530
			1,943,383
Hong Kong 0.3%
CITIC International Financial Holdings (Commercial Banks)	1,038,300		426,373
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700		-
i-CABLE Communications (Media)	525,100		170,301
			596,674
Italy 2.0%
Brembo (Auto Components)	92,754		713,091
Caltagirone Editore (Media)	63,720		573,117
Permasteelisa (Building Products)	38,996		615,869
Sorin* (Health Care Equipment and Supplies)	367,806		1,098,065
Tod's (Textiles, Apparel and Luxury Goods)	15,562		867,078
			3,867,220
Japan 11.6%
77 Bank (Commercial Banks)	92,200		543,429
Alpine Electronics (Household Durables)	37,800		544,304
Argo Graphics (IT Services)	8,600		221,269
Ariake Japan (Food Products)	25,600		590,721
Capcom (Software)	41,900		415,493
Chofu Seisakusho (Household Durables)	19,400		392,316
Coca-Cola West Japan (Beverages)	21,600		465,399
Disco* (Semiconductors and Semiconductor Equipment)	22,900		987,089
Enplas (Electronic Equipment and Instruments)	15,900		423,383
FamilyMart (Food and Staples Retailing)	27,400		798,445
Fujimi (Chemicals)	18,600		313,042
Gunma Bank (Commercial Banks)	125,800		747,315
Hakuhodo DY Holdings (Media)	5,700		400,980
Hogy Medical (Health Care Equipment and Supplies)	13,000		682,054
Hokuto (Food Products)	30,100		597,788
Hosiden (Electronic Equipment and Instruments)	46,300		470,037
Japan Petroleum Exploration (Oil, Gas and Consumable Fuels)	19,500		872,866
Kobayashi Pharmaceutical (Personal Products)	48,500		1,386,360
Komori (Machinery)	34,000		531,105
Milbon (Personal Products)	22,000		694,439
Ministop (Food and Staples Retailing)	25,200		458,952
Mochida Pharmaceutical (Pharmaceuticals)	139,400		855,979
Morinaga (Food Products)	92,000		262,935
Nichii Gakkan (Health Care Providers and Services)	15,500		407,204
Nortiz (Building Products)	15,200		236,487
Obic (IT Services)	5,900		1,015,528
Obic Business Consultants (Software)	22,500		1,018,436
Parco (Multiline Retail)	62,000		443,304
Pocket Card (Consumer Finance)	2,400		49,197
Point* (Specialty Retail)	7,800		327,043
Ryohin Keikaku (Multiline Retail)	4,300		206,805
Sazaby (Specialty Retail)	18,600		383,285
Sumisho Computer Systems (Software)	2,700		55,532
Taiyo Ink Manufacturing (Chemicals)	30,500		1,128,680
Takasago International (Chemicals)	111,700		537,586
Tanabe Seiyaku (Pharmaceuticals)	38,300		359,338
Tokyo Ohka Kogyo (Chemicals)	18,400		380,567
Toppan Forms (Commercial Services and Supplies)	56,800		655,917
Towa Bank (Commercial Banks)	192,900		490,933
Towa Pharmaceutical (Pharmaceuticals)	19,700		419,799
Union Tool (Machinery)	38,600		1,113,780
			22,885,121
Malaysia 0.7%
Resorts World (Hotels, Restaurants and Leisure)	312,000		889,459
RHB Capital (Commercial Banks)	725,500		454,361
			1,343,820
Netherlands 1.8%
AM (Construction and Engineering)	76,645		916,808
ASM International* (Semiconductors and Semiconductor Equipment)	17,263		264,171
New Skies Satellites Holdings* (Diversified Telecommunication Services)	50,000		1,035,000
Qiagen* (Biotechnology)	48,500		654,787
Unit 4 Agresso* (Software)	44,309		702,471
			3,573,237
New Zealand 0.6%
Air New Zealand* (Airlines)	310,073		274,614
Carter Holt Harvey (Paper and Forest Products)	313,538		526,108
Warehouse Group (Multiline Retail)	164,245		431,152
			1,231,874
South Africa 0.5%
African Rainbow Minerals* (Metals and Mining)	65,800		335,366
Dimension Data Holdings (IT Services)	1,136,829		697,185
			1,032,551
South Korea 0.3%
Industrial Bank of Korea (Commercial Banks)	47,890		526,315

Spain 0.3%
Prosegur, Companie de Seguridad (Commercial Services and Supplies)	21,800		509,339

Sweden 0.9%
Medivir (Class B)* (Biotechnology)	27,480		206,117
Munters (Machinery)	36,300		815,643
Teleca (Class B)* (IT Services)	174,230		782,933
			1,804,693
Switzerland 1.5%
Bachem Holding (Biotechnology)	3,200		184,280
Baloise Holding (Insurance)	21,716		1,132,672
EMS-Chemie Holding (Chemicals)	6,894		604,602
Helvetia Patria Holding (Insurance)	5,379		957,815
			2,879,369
Taiwan 0.6%
Gigabyte Technology (Computers and Peripherals)	250,000		290,175
HannStar Display* (Electronic Equipment and Instruments)	823,699		257,596
Sunplus Technology (Semiconductors and Semiconductor Equipment)	284,000		379,331
Via Technologies* (Semiconductors and Semiconductor Equipment)	455,000		354,945
			1,282,047
Thailand 0.3%
TMB Bank (Commercial Banks)	6,702,400		614,427

United Kingdom 7.6%
Aggreko (Commercial Services and Supplies)	138,305		499,781
Benfield Group (Insurance)	133,178		633,969
Bespak (Health Care Equipment and Supplies)	25,971		236,436
Cambridge Antibody Technology Group* (Biotechnology)	60,800		744,998
Cattles (Consumer Finance)	109,013		570,111
De La Rue (Commercial Services and Supplies)	27,754		191,527
FKI (Machinery)	372,700		685,347
Gcap Media (Media)	228,422		1,182,114
Hiscox (Insurance)	177,339		564,020
Jardine Lloyd Thompson Group (Insurance)	212,800		1,506,602
Logica CMG (IT Services)	364,387		1,200,319
Luminar (Hotels, Restaurants and Leisure)	59,141		544,690
Maiden Group (Media)	99,100		341,750
Misys (Software)	198,159		816,467
Northern Foods (Food Products)	225,847		610,713
Premier Farnell (Electronic Equipment and Instruments)	278,753		817,017
Radstone Technology (Aerospace and Defense)	137,149		745,503
RHM* (Food Products)	189,800		968,299
SSL International (Health Care Equipment and Supplies)	126,300		638,615
SurfControl* (Software)	60,437		442,196
VT Group (Aerospace and Defense)	63,197		380,864
Yule Catto (Chemicals)	172,827		747,031
			15,068,369
United States 49.3%
Abgenix* (Biotechnology)	119,000		1,234,625
Acadia Realty Trust (Real Estate)	51,800		984,200
Adaptec* (Computers and Peripherals)	238,000		915,110
AGCO (Machinery)	58,200		1,204,158
Alliant Techsystems* (Aerospace and Defense)	11,000		803,000
Alon USA Energy* (Oil, Gas and Consumable Fuels)	18,600		330,150
American Home Mortgage Investment (Real Estate)	26,000		998,660
American Reprographics* (Commercial Services and Supplies)	61,100		1,087,580
AmSurg* (Health Care Providers and Services)	33,750		944,494
Apex Silver Mines* (Metals and Mining)	47,200		655,136
Applera-Celera Genomics Group* (Biotechnology)	63,000		777,420
Arch Coal (Oil, Gas and Consumable Fuels)	17,000		967,640
ARIAD Pharmaceuticals* (Biotechnology)	126,300		963,038
Arlington Tankers (Oil, Gas and Consumable Fuels)	44,000		1,020,360
Armor Holdings* (Aerospace and Defense)	21,500		878,920
Array BioPharma* (Biotechnology)	112,700		774,249
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	152,600		785,127
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	19,000		1,140,570
Biosite* (Health Care Equipment and Supplies)	20,000		1,101,700
BISYS Group* (IT Services)	48,500		762,905
Blackbaud* (Software)	58,523		836,294
Blount International* (Household Durables)	56,300		989,754
Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	27,750		1,124,430
Charming Shoppes* (Specialty Retail)	88,000		1,032,680
Cleveland-Cliffs (Metals and Mining)	15,000		1,090,650
Corinthian Colleges* (Diversified Consumer Services)	59,500		816,638
Credence Systems* (Semiconductors and Semiconductor Equipment)	96,000		1,045,920
CV Therapeutics* (Biotechnology)	65,300		1,840,481
Denbury Resources* (Oil, Gas and Consumable Fuels)	26,100		1,221,480
DiamondRock Hospitality* (Real Estate)	400		4,804
DiamondRock Hospitality*† (Real Estate)	78,000		843,102
Dot Hill Systems* (Computers and Peripherals)	125,500		747,980
Eddie Bauer Holdings* (Specialty Retail)	37,000		1,017,500
EDO (Aerospace and Defense)	32,800		1,011,880
Education Realty Trust* (Real Estate)	43,000		852,690
Encore Acquisition* (Oil, Gas and Consumable Fuels)	21,750		685,995
Encysive Pharmaceuticals* (Biotechnology)	137,800		1,748,682
Exelixis* (Biotechnology)	126,700		1,119,395
FairPoint Communications* (Diversified Telecommunication Services)	101,000		1,656,400
Ferro (Chemicals)	27,000		607,500
First Republic Bank (Commercial Banks)	27,000		1,022,760
FirstFed Financial* (Thrifts and Mortgage Finance)	18,000		1,124,640
GameStop (Class A)* (Specialty Retail)	44,600		1,532,010
Gold Kist* (Food Products)	43,000		875,695
GrafTech International* (Electrical Equipment)	145,000		752,550
Group 1 Automotive* (Specialty Retail)	43,500		1,263,240
HCC Insurance Holdings (Insurance)	39,500		1,094,940
Human Genome Sciences* (Biotechnology)	70,000		1,025,150
Hutchinson Technology* (Computers and Peripherals)	27,600		918,390
Imation (Computers and Peripherals)	15,000		650,250
Incyte* (Biotechnology)	164,500		1,312,710
International Rectifier* (Semiconductors and Semiconductor Equipment)	6,500		305,825
Iomega* (Computers and Peripherals)	206,500		629,825
Iron Mountain* (IT Services)	29,750		1,020,128
Kansas City Life Insurance (Insurance)	16,000		802,160
KFX* (Oil, Gas and Consumable Fuels)	59,000		1,018,930
KNBT Bancorp (Thrifts and Mortgage Finance)	65,500		1,058,480
Leadis Technology* (Semiconductors and Semiconductor Equipment)	85,400		540,155
Lin TV (Class A)* (Media)	51,000		725,220
M/I Homes (Household Durables)	17,800		1,061,236
Massey Energy (Oil, Gas and Consumable Fuels)	24,500		1,059,625
MAXIMUS* (IT Services)	26,000		992,680
MedCath* (Health Care Providers and Services)	14,000		380,660
Medical Properties Trust (Real Estate)	14,700		154,497
Medical Properties Trust† (Real Estate)	73,200		692,399
Mercury Computer Systems* (Aerospace and Defense)	29,000		802,140
MFA Mortgage Investments (Real Estate)	84,000		584,640
Nasdaq Stock Market* (Diversified Financial Services)	53,500		1,209,100
NBTY* (Personal Products)	42,200		1,021,240
Nexstar Broadcasting Group (Class A)* (Media)	76,400		429,368
optionsXpress Holdings (Capital Markets)	58,600		950,199
OSI Systems* (Electronic Equipment and Instruments)	67,100		1,203,103
ParkerVision* (Communications Equipment)	87,900		635,517
ParkerVision* ($9, expiring 3/11/10) (Communications Equipment)	10,000	wts.	32,845
ParkerVision*† (Communications Equipment)	40,000	shs.	289,200
Penn Virginia (Oil, Gas and Consumable Fuels)	23,000		1,240,850
PFF Bancorp (Thrifts and Mortgage Finance)	33,750		1,044,225
Platinum Underwriters Holdings (Insurance)	28,680		994,335
PNM Resources (Multi-Utilities and Unregulated Power)	20,200		593,678
PolyMedica (Health Care Equipment and Supplies)	27,900		981,383
Premium Standard Farms (Food Products)	63,800		960,190
Regis (Diversified Consumer Services)	23,700		989,712
Rotech Healthcare* (Health Care Providers and Services)	34,000		792,200
ScanSoft* (Software)	291,700		1,198,887
SeaChange International* (Communications Equipment)	101,500		769,370
Shurgard Storage Centers (Real Estate)	17,000		797,300
Simpson Manufacturing (Building Products)	18,000		689,760
SiRF Technology Holdings* (Communications Equipment)	37,000		807,710
SpatiaLight* (Electronic Equipment and Instruments)	167,000		1,012,020
Standard Motor Products (Auto Components)	38,700		541,800
Standard Pacific (Household Durables)	10,700		1,020,673
Steel Dynamics* (Metals and Mining)	27,500		884,262
Stone Energy* (Oil, Gas and Consumable Fuels)	19,000		1,010,990
SureBeam (Class A)* (Electronic Equipment and Instruments)	235,000		823
Swift Energy* (Oil, Gas and Consumable Fuels)	31,500		1,284,570
Syntroleum* (Oil, Gas and Consumable Fuels)	59,480		622,161
Sypris Solutions (Aerospace and Defense)	49,400		684,931
TAC Acquisition* (IT Services)	173,500		1,040,132
Terex* (Machinery)	14,000		677,880
theglobe.com (Media)	762,500		93,406
TierOne (Thrifts and Mortgage Finance)	38,500		1,119,195
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	28,300		944,654
United Rentals* (Trading Companies and Distributors)	64,600		1,201,560
Universal Forest Products (Building Products)	19,500		971,003
Value Line (Media)	10,800		397,062
Vintage Petroleum (Oil, Gas and Consumable Fuels)	31,400		1,103,082
Wheeling-Pittsburgh* (Metals and Mining)	58,200		1,106,091
Wright Express* (IT Services)	62,500		1,311,250
Yankee Candle* (Household Durables)	30,500		924,150
			97,606,099
Total Investments 98.8%			195,612,739
Other Assets Less Liabilities 1.2%			2,456,967
Net Assets 100.0%			$198,069,706

Seligman Global Technology Fund
July 31, 2005
	Shares		Value
Common Stocks 96.2%
Australia 0.0%
United Customer Management Solutions* (IT Services)	2,282,186		$-

Canada 0.5%
ATI Technologies* (Semiconductors and Semiconductor Equipment)	147,600		1,857,546

Finland 1.8%
Nokia (ADR) (Communications Equipment)	449,700		7,172,715

France 2.4%
Alcatel* (Communications Equipment)	162,443		1,973,975
Atos Origin* (IT Services)	75,356		5,374,117
Thomson* (Household Durables)	80,245		1,814,721
			9,162,813
India 1.8%
Infosys Technologies (IT Services)	72,853		3,799,609
Satyam Computer Services (IT Services)	85,000		1,017,600
Satyam Computer Services (ADR) (IT Services)	74,480		2,128,638
			6,945,847
Israel 1.4%
Ness Technologies (IT Services)	63,900		637,722
Orbotech* (Electronic Equipment and Instruments)	187,400		4,637,213
			5,274,935
Japan 6.4%
Advantest (Semiconductors and Semiconductor Equipment)	39,200		3,123,169
Asahi Glass (Building Products)	134,000		1,291,502
Canon (Office Electronics)	40,600		1,999,388
Ibiden (Electronic Equipment and Instruments)	214,900		5,778,276
JSR (Chemicals)	153,200		3,037,033
Nitto Denko (Chemicals)	69,600		3,813,670
TDK (Electronic Equipment and Instruments)	51,900		3,569,958
Tokuyama (Chemicals)	255,000		2,052,617
			24,665,613
Netherlands 0.7%
ASM International* (Semiconductors and Semiconductor Equipment)	175,100		2,707,046

South Korea 1.0%
LG.Philips LCD (ADR)* (Electronic Equipment and Instruments)	92,000		2,117,840
Seoul Semiconductor (Electrical Equipment)	73,600		1,813,341
			3,931,181
Sweden 0.7%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	85,700		2,944,224

Taiwan 3.6%
Asia Optical (Leisure Equipment and Products)	298,029		2,110,370
Asustek Computer (Computers and Peripherals)	723,800		2,007,208
Delta Electronics (Electronic Equipment and Instruments)	1,155,000		2,010,843
Hon Hai Precision Industry (Electronic Equipment and Instruments)	653,000		3,666,793
Mitac International (Computers and Peripherals)	2,635,057		3,943,723
			13,738,937
United Kingdom 2.4%
Empire Online* (Internet Software and Services)	846,885		3,441,532
iSOFT Group (Health Care Providers and Services)	246,500		1,846,954
PartyGaming* (Hotels, Restaurants and Leisure)	664,491		2,022,323
Xyratex* (Electronic Equipment and Instruments)	122,400		2,053,872
			9,364,681
United States 73.5%
ADE* (Semiconductors and Semiconductor Equipment)	79,200		1,953,864
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	811,500		16,294,920
Agere Systems* (Semiconductors and Semiconductor Equipment)	146,670		1,641,237
Altera* (Semiconductors and Semiconductor Equipment)	96,500		2,110,938
Amdocs* (IT Services)	551,300		16,368,097
Amphenol (Class A) (Electronic Equipment and Instruments)	86,000		3,830,440
Analog Devices (Semiconductors and Semiconductor Equipment)	55,000		2,156,000
Avocent* (Communications Equipment)	115,000		4,008,325
Becton, Dickinson (Health Care Equipment and Services)	38,100		2,109,597
BMC Software* (Systems Software)	915,100		17,469,259
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	26,000		1,111,890
Cadence Design Systems* (Technical Software)	418,100		6,727,229
Cisco Systems* (Communications Equipment)	484,600		9,275,244
Citrix Systems* (Application Software)	244,200		5,818,065
Computer Associates International (Systems Software)	457,339		12,553,956
Consolidated Communications Holdings* (Diversified Telecommunication Services)	92,000		1,334,920
Corning* (Communications Equipment)	285,700		5,442,585
Digital River* (Internet Software and Services)	149,900		5,992,252
EMC* (Computers and Peripherals)	548,000		7,502,120
Epicor Software* (Application Software)	145,900		2,162,967
Fisher Scientific International* (Health Care Equipment and Supplies)	49,000		3,285,450
Garmin (Household Durables)	86,200		4,730,225
Google (Class A)* (Internet Software and Services)	6,600		1,898,721
Hewlett-Packard (Computers and Peripherals)	79,100		1,947,442
Hittite Microwave* (Semiconductors and Semiconductor Equipment)	8,200		158,383
Hutchinson Technology* (Computers and Peripherals)	63,500		2,112,962
Hyperion Solutions* (Application Software)	89,500		4,206,948
Integrated Device Technology* (Semiconductors and Semiconductor Equipment)	158,300		1,829,156
International Business Machines (Computers and Peripherals)	48,700		4,064,502
Kinetic Concepts* (Health Care Equipment and Supplies)	53,800		3,226,386
Laboratory Corporation of America Holdings* (Health Care Providers and Services)	83,900		4,251,213
Macrovision* (Systems Software)	171,300		3,735,197
Marvell Technology Group* (Semiconductors and Semiconductor Equipment)	46,800		2,044,926
McAfee* (Internet Software and Services)	100,700		3,161,980
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	1,167,200		19,830,728
Microsoft (Application Software)	818,700		20,954,626
Micrus Endovascular* (Health Care Equipment and Supplies)	41,600		509,184
NeuStar (Class A)* (Diversified Telecommunication Services)	23,900		669,200
Oracle* (Systems Software)	857,100		11,643,703
QUALCOMM (Communications Equipment)	198,400		7,833,824
Seagate Technology (Computers and Peripherals)	361,800		7,008,066
Silicon Laboratories* (Semiconductors and Semiconductor Equipment)	23,000		673,095
Sprint Nextel (Diversified Telecommunication Services)	203,200		5,466,080
Symantec* (Internet Software and Services)	850,265		18,633,558
Symmetry Medical* (Health Care Equipment and Supplies)	95,400		2,378,322
Synopsys* (Technical Software)	508,500		9,402,165
Take-Two Interactive Software* (Consumer Software)	55,700		1,371,334
THQ* (Consumer Software)	48,500		1,696,530
Varian Medical Systems* (Health Care Equipment and Supplies)	25,200		989,352
Yahoo!* (Internet Software and Services)	220,500		7,352,573
			282,929,736
Total Investments 96.2%			370,695,274
Other Assets Less Liabilities 3.8%			14,515,182
Net Assets 100.0%			$385,210,456

Seligman International Growth Fund
July 31, 2005
	Shares		Value
Common Stocks 95.9%
Australia 1.8%
Macquarie Airports (Transportation Infrastructure)	334,592		$846,696
Macquarie Infrastructure Group (Transportation Infrastructure)	197,970		597,108
			1,443,804
Belgium 1.9%
SES Global (FDR) (Media)	94,358		1,479,883

Brazil 1.0%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	23,600		768,416

Canada 10.7%
Canadian National Railway (Road and Rail)	12,477		825,998
Canadian Pacific Railway (Road and Rail)	22,800		883,505
EnCana (Oil, Gas and Consumable Fuels)	28,300		1,165,199
Petro-Canada (Oil, Gas and Consumable Fuels)	35,043		2,516,590
Research In Motion* (Communications Equipment)	11,600		819,946
RONA* (Specialty Retail)	19,300		383,386
SNC-Lavalin Group (Construction and Engineering)	12,687		728,121
Talisman Energy (Oil, Gas and Consumable Fuels)	26,100		1,143,179
			8,465,924
France 12.8%
AXA (Insurance)	40,724		1,109,352
Carrefour (Food and Staples Retailing)	15,728		740,702
Dassault Systemes* (Software)	25,364		1,296,481
Essilor International (Health Care Equipment and Supplies)	18,007		1,306,445
European Aeronautic Defence and Space (Aerospace and Defense)	23,680		794,143
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	13,317		1,104,325
Publicis Groupe (Media)	18,412		624,960
Unibail (Real Estate)	8,500		1,173,837
Vivendi Universal (Media)	62,295		1,976,732
			10,126,977
Germany 7.2%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	7,682		1,388,816
Bayerische Hypo-und Vereinsbank* (Commercial Banks)	42,892		1,128,841
Merck KGaA (Pharmaceuticals)	18,506		1,648,210
SAP (Software)	3,183		547,429
Siemens (Industrial Conglomerates)	12,146		936,108
			5,649,404
Greece 0.7%
EFG Eurobank Ergasias (Commercial Banks)	16,980		536,762

Hong Kong 2.1%
Esprit Holdings (Specialty Retail)	228,500		1,696,612

Ireland 1.1%
Ryanair Holdings (ADR)* (Airlines)	17,800		834,108

Israel 1.0%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	24,600		772,563

Italy 2.4%
Eni (Oil, Gas and Consumable Fuels)	67,302		1,909,285

Japan 10.5%
Eisai (Pharmaceuticals)	23,000		781,159
Fanuc (Machinery)	16,900		1,197,654
Japan Tobacco (Tobacco)	100		1,424,940
Keyence (Electronic Equipment and Instruments)	4,600		1,104,997
Matsushita Electric Industrial (Household Durables)	55,000		893,923
Mitsubishi Tokyo Financial Group (Commercial Banks)	207		1,739,795
Nippon Electric Glass (Electronic Equipment and Instruments)	60,000		897,728
Trend Micro (Software)	7,000		251,110
			8,291,306
Mexico 2.3%
Grupo Televisa (ADR) (Media)	27,500		1,814,175

Netherlands 5.5%
Koninklijke Ahold* (Food and Staples Retailing)	300,868		2,645,838
Royal Numico "Koninklijke Numico"* (Food Products)	19,233		810,374
TomTom* (Communications Equipment)	26,068		858,982
			4,315,194
South Korea 2.1%
LG.Philips LCD* (Electronic Equipment and Instruments)	35,970		1,665,840

Spain 1.7%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	78,100		1,314,155

Sweden 1.4%
Telefonaktiebolaget LM Ericsson (B shares)* (Communications Equipment)	322,000		1,107,068

Switzerland 11.0%
Credit Suisse Group (Commercial Banks)	26,142		1,093,216
Kuehne & Nagel International* (Marine)	3,400		757,937
Roche Holding (Pharmaceuticals)	18,250		2,480,528
Swatch Group (Textiles, Apparel and Luxury Goods)	43,946		1,296,858
Swatch Group (Class B) (Textiles, Apparel and Luxury Goods)	2,826		404,963
UBS* (Capital Markets)	17,930		1,472,275
Zurich Financial Services (Insurance)	6,767		1,200,777
			8,706,554
Taiwan 6.5%
AU Optronics (ADR) (Electronic Equipment and Instruments)	179,032		2,839,448
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	1,343,000		1,973,755
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	37,470		321,864
			5,135,067
United Kingdom 12.2%
AstraZeneca (Pharmaceuticals)	23,068		1,044,587
Aviva (Insurance)	42,220		484,528
Carphone Warehouse Group (Specialty Retail)	393,002		1,266,611
EMI Group (Media)	441,762		1,873,113
Imperial Tobacco Group (Tobacco)	28,669		736,282
Kesa Electricals (Specialty Retail)	172,737		768,067
Reckitt Benckiser (Household Products)	23,257		697,989
Standard Chartered (Commercial Banks)	104,280		2,032,118
Vodafone Group (Wireless Telecommunication Services)	294,733		758,080
			9,661,375
Total Investments 95.9%			75,694,472
Other Assets Less Liabilities 4.1%			3,229,960
Net Assets 100.0%			$78,924,432

___________________
ADR	- American Depositary Receipts.
FDR	- Fiduciary Depositary Receipts.
GDR	- Global Depositary Receipts.
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
July 31, 2005

1.
Organization - Seligman Global Fund Series, Inc. consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility.

Short-term holdings, which mature in more than 60 days, are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At July 31, 2005, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost
Emerging Markets Fund	$59,730,992
Global Growth Fund	46,746,207
Global Smaller Companies Fund	170,055,986
Global Technology Fund	345,889,892
International Growth Fund	69,249,893

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$12,793,386	$822,000	$11,971,386
Global Growth Fund	5,117,657	860,735	4,256,922
Global Smaller Companies Fund	36,816,793	11,260,040	25,556,753
Global Technology Fund	39,588,542	14,783,160	24,805,382
International Growth Fund	7,636,053	1,191,474	6,444,579

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 23, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 23, 2005

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.